DIRECT FINANCING LEASES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Investment in direct financing leases - net	$ 587,701	$ 539,232
New Ark
Capital Leased Assets [Line Items]
Investment in direct financing leases - net	560,308	$ 539,232
Reliance Health Care Management, Inc
Capital Leased Assets [Line Items]
Investment in direct financing leases - net	15,509
Sun Mar Healthcare
Capital Leased Assets [Line Items]
Investment in direct financing leases - net	11,381
Markleysburg Healthcare Investors, LP
Capital Leased Assets [Line Items]
Investment in direct financing leases - net	$ 503